Commitments and Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 06, 2022	Oct. 06, 2022	Oct. 01, 2022	May 31, 2021	Apr. 30, 2020	Mar. 31, 2024	Jun. 30, 2023	Apr. 05, 2023	Dec. 31, 2023	Oct. 05, 2023	Apr. 30, 2022	Oct. 31, 2021
Sales Representative Agreement [Member]
Commitments and Contingencies [Line Items]
Agreement term					5 years
Agreement additional extension term						5 years			5 years
Cash paid				$ 500					$ 500
Issued shares (in Shares)				53,757					53,757		31,235	4,445
Sales and marketing expense				$ 880					$ 880
Fair value												$ 333
Bonus paid						$ 6,000			$ 6,000
Amended and Restated Exclusive Sales Representative Agreement [Member]
Commitments and Contingencies [Line Items]
Equity ownership percent				3.00%					3.00%
Termination Agreement [Member]
Commitments and Contingencies [Line Items]
Cash paid	$ 1,000	$ 1,000
Sales and marketing expense			$ 2,611						$ 2,611
Payment amount per month	$ 85	$ 85
Sales percentage	10.00%	10.00%
Net sales amount	$ 3,600	$ 3,600
Amount paid	3,600	$ 3,600
Payment to company	$ 1,000						$ 85	$ 85	$ 1,000
Estimated discount rate			15.40%						15.40%
Ultimately expects to expense						$ 3,600			$ 3,600
Termination Agreement [Member] | Fair Value, Inputs, Level 3 [Member]
Commitments and Contingencies [Line Items]
Growth rates of fair value of liability			25.00%						25.00%
Dissolution rate of fair value of liability			10.00%						10.00%
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Consulting fee									$ 700	$ 700
Additional compensation payable per quarter (in Dollars per share)									$ 62.5	$ 62.5
UNITED STATES | Termination Agreement [Member]
Commitments and Contingencies [Line Items]
Net sales percentage	20.00%	20.00%